Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes
13.	Income Taxes

As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.

i)	Consolidated income tax matters

The composition of income tax expense for the years ended December 31, 2015, 2016 and 2017 is as follows:

	2015		2016		2017
In Mexico:
Current year income tax	Ps.	17,156,638	Ps.	14,316,005	Ps.	16,568,274
Deferred income tax		(4,095,128)		(12,086,232)		2,582,287
Foreign:
Current year income tax		17,775,360		15,367,903		13,524,729
Deferred income tax		(11,657,219)		(6,198,820)		(7,733,779)

	Ps.	19,179,651	Ps.	11,398,856	Ps.	24,941,511

Deferred tax related to items recognized in OCI during the year:

	2015		2016		2017
Remeasurement of defined benefit plans	Ps.	7,786,292	Ps.	(7,734,732)	Ps.	3,032,403
Effect of financial instruments acquired for hedging purposes		(16,069)		(21,046)		(5,337)
Available for sale securities		169,529		2,858,452		(266,753)
Other		(4,019)		136,879		—

Deferred tax benefit (expense) recognized in OCI	Ps.	7,935,733	Ps.	(4,760,447)	Ps.	2,760,313

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2015		2016		2017
Statutory income tax rate in Mexico	30.0%		30.0%		30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	6.2%		15.9%		17.8%
Derivatives	0.5%		8.0%		1.0%
Employee benefits	1.7%		4.4%		2.2%
Other	(0.1%	)	9.8%		2.6%

Effective tax rate on Mexican operations	38.3%		68.1%		53.6%
Use of tax credits in Brazil	0.4%		(0.6%	)	(0.4%	)
Equity interest in net loss (income) of associated companies	0.8%		(0.2%	)	—
Gain on derecognition of equity method investment	(6.4%	)	—		—
Dividends received from associates	(0.9%	)	(7.9%	)	(1.2%	)
Foreign subsidiaries and other non-deductible items, net	2.0%		(10.8%	)	(8.3%	)

Effective tax rate	34.2%		48.6%		43.7%

An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statement of financial position				Consolidated statement of comprehensive income
	2016		2017		2015		2016		2017
Provisions	Ps.	25,850,131	Ps.	26,268,666	Ps.	(126,330)	Ps.	1,622,132	Ps.	1,579,604
Deferred revenues		8,222,412		7,461,802		1,065,242		(12,128)		(965,010)
Tax losses carry forward		38,208,079		38,332,408		(1,222,172)		12,706,245		(323,506)
Property, plant and equipment		(9,716,615)		(9,929,129)		7,110,085		2,445,783		1,974,753
Inventories		1,522,739		2,003,049		(1,527,453)		(229,571)		519,046
Licenses and rights of use		(2,530,747)		(2,455,877)		2,548,353		54,182		348,201
Employee benefits		28,243,207		33,253,071		2,614,932		3,616,952		1,225,310
Other		8,790,612		9,639,995		5,289,690		(1,918,543)		793,094

Net deferred tax assets	Ps.	98,589,818	Ps.	104,573,985

Deferred tax expense in net profit for the year					Ps.	15,752,347	Ps.	18,285,052	Ps.	5,151,492

Reconciliation of deferred tax assets and liabilities, net:

	2015		2016		2017
Opening balance as of January 1,	Ps.	52,310,097	Ps.	69,817,147	Ps.	98,589,818
Deferred tax benefit		15,752,347		18,285,052		5,151,492
Effect of translation		(6,259,252)		15,273,228		(1,687,276)
Deferred tax benefit (expense) recognized in OCI		7,935,732		(4,760,447)		2,760,313
Deferred taxes acquired in business combinations		78,223		(25,162)		(240,362)

Closing balance as of December 31,	Ps.	69,817,147	Ps.	98,589,818	Ps.	104,573,985

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	81,407,012	Ps.	112,651,699	Ps.	116,571,349
Deferred income tax liabilities		(11,589,865)		(14,061,881)		(11,997,364)

	Ps.	69,817,147	Ps.	98,589,818	Ps.	104,573,985

The deferred tax assets are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.

The Company does not recognize a deferred tax liability related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico.

At December 31, 2016 and 2017, the balance of the contributed capital account (“CUCA”) is Ps. 478,087,224 and Ps. 510,832,194, respectively. On January 1, 2014, the Cuenta de Utilidad Fiscal Neta (“CUFIN”) is computed on an América Móvil’s stand-alone basis. The balance of the América Móvil’s stand-alone basis CUFIN amounted to Ps. 191,795,991 and Ps. 225,105,342 as of December 31, 2016 and 2017, respectively.

Corporate tax rate

The income tax rate applicable in Mexico from 2015 through 2017 was 30%.

ii)	Significant foreign income tax matters

a) Results of operations

The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.

The combined income before taxes and the combined provision for taxes of such subsidiaries in 2015, 2016 and 2017 are as follows:

	2015		2016		2017
Combined income before taxes	Ps.	27,933,182	Ps.	45,697,258	Ps.	38,286,046
Combined tax provision differences not deductible-not cumulative in the foreign subsidiaries	Ps.	6,118,142	Ps.	9,169,083	Ps.	5,790,950

The effective income tax rate for the Company’s foreign jurisdictions was 22% in 2015, 20% in 2016 and 15% in 2017 as shown in the table above. The statutory tax rates in these jurisdictions vary, although many approximate 22% to 40%. The primary difference between the statutory rates and the effective rates in 2015 was attributable to the gain on derecognition of the equity method investment in KPN. The primary difference between the statutory rates and the effective rates in 2016 and 2017 was attributable to dividends received from KPN and other non-deductible items and non-taxable income.

iii)	Tax losses

a) At December 31, 2017, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Balance of available tax loss carryforwards at December 31, 2017	Tax loss carryforward benefit
Brazil	Ps.78,617,318	Ps.26,729,887
Mexico	1,850,216	555,065
Colombia	11,221,937	4,488,775
Peru	421,788	124,427
Austria	25,733,966	6,433,492
Nicaragua	2,536	762

Total	Ps. 117,847,761	Ps. 38,332,408

b) The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:

bi) The Company has accumulated Ps. 78,617,318 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2017. In Brazil there is no expiration of the NOL’s. However, the NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year. Consequently, in the year in which taxable income is generated, the effective tax rate is 25% rather than the 34% corporate tax rate.

The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate taxable temporary differences related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire. Positive evidence includes the Company’s recent restructure in 2017 of its operations in Brazil, resulting in an organizational structure that is anticipated to be more efficient and profitable.

bii) The Company has accumulated Ps. 25,733,966 in NOL’s in Austria as of December 31, 2017. In Austria, the NOL´s have no expiration, but its annual usage is limited to 75% of the taxable income of the year. The realization of deferred tax assets is dependent upon the expected generation of future taxable income during the periods in which these temporary differences become deductible.

biii) The Company has accumulated Ps. 11,221,937 in NOL’s in Colombia that in accordance with the Colombian tax law can be carried forward with no time limitation. The Company expects to generate operating tax profits in the following years and realize the deferred tax asset. NOL’s were generated in 2017 by the transaction described in Note 1.II.a)